LEASES (Details) - Operating Lease [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
2024	$ 155,883	$ 350,428
2025	228,541	264,420
2026	166,808	199,155
2027 and Thereafter	274,925	541,818
Total undiscounted operating lease payments	826,157	1,355,821
Less: Imputed interest	100,205	(225,392)
Present value of operating lease liabilities	725,952	1,130,429
Less: Imputed interest	$ (100,205)	$ 225,392